DEFERRED REVENUE (Tables)	12 Months Ended
Mar. 31, 2021
DEFERRED REVENUE.
Schedule of changes in contracrt assets and liabilities

	As at	As at
	March 31, 2021	March 31, 2020
Balance, beginning of year	$852	$43,228
Additions to deferred revenue	10,963	7,499
Revenue recognized during the year	(7,360)	(10,726)
Foreign exchange impact	(2,968)	352
Liabilities classified as held for sale/sold	(79)	(39,501)
Balance, end of year	$1,408	$852